Federated Hermes Managed Volatility Fund II
Portfolio of Investments
September 30, 2025 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—41.6%
		Communication Services—3.2%
3,478		Alphabet, Inc., Class A	$ 845,502
4,998		Alphabet, Inc., Class C	1,217,263
200	[1]	AST SpaceMobile, Inc.	9,816
23,624		AT&T, Inc.	667,142
11,971		Comcast Corp., Class A	376,129
7,200	[1]	Criteo S.A., ADR	162,720
1,992		Electronic Arts, Inc.	401,786
5,754	[1]	Liberty Global Ltd.	65,941
683	[1]	Liberty Media Corp. - OLD	64,407
563		Meta Platforms, Inc.	413,456
42		Nexstar Media Group, Inc., Class A	8,305
1,012		Sirius XM Radio, Inc.	23,554
1,267	[1]	Take-Two Interactive Software, Inc.	327,342
412		T-Mobile USA, Inc.	98,625
7,212		Verizon Communications, Inc.	316,967
4,617		Walt Disney Co.	528,646
6,170	[1]	Warner Bros. Discovery, Inc.	120,500
		TOTAL	5,648,101
		Consumer Discretionary—3.2%
40,591		ADT, Inc.	353,548
4,675	[1]	Amazon.com, Inc.	1,026,490
51	[1]	AutoZone, Inc.	218,802
4,806		Bath & Body Works, Inc.	123,803
66		Booking Holdings, Inc.	356,352
376		BorgWarner, Inc.	16,529
793		Boyd Gaming Corp.	68,555
202	[1]	Bright Horizons Family Solutions, Inc.	21,931
13	[1]	Carnival Corp.	376
9,600	[1]	Cirsa Enterprises S.A.	174,898
753	[1]	Crocs, Inc.	62,913
298		D. R. Horton, Inc.	50,502
3,518		eBay, Inc.	319,962
3,943	[1]	Etsy, Inc.	261,776
435	[1]	Five Below, Inc.	67,294
3,224		Ford Motor Co.	38,559
2,604		General Motors Co.	158,766
3,937		Hasbro, Inc.	298,621
25,000	[1]	HBX Group International PLC	211,996
715		Home Depot, Inc.	289,711
10,000	[1]	KinderCare Learning Cos., Inc.	66,400
1,507		Lowe’s Cos., Inc.	378,724
122	[1]	Lululemon Athletica, Inc.	21,707
104		Macy’s, Inc.	1,865
1,021		McDonald’s Corp.	310,272

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,640	[1]	O’Reilly Automotive, Inc.	$ 176,808
287		Ralph Lauren Corp.	89,992
10,144	[1]	Rivian Automotive, Inc.	148,914
9,600	[1]	Savers Value Village, Inc.	127,200
1,567		Tapestry, Inc.	177,416
57	[1]	TopBuild Corp.	22,279
2,325	[1]	YETI Holdings, Inc.	77,143
		TOTAL	5,720,104
		Consumer Staples—2.9%
4,452		Archer-Daniels-Midland Co.	265,963
2,744		Colgate-Palmolive Co.	219,355
7,837		Conagra Brands, Inc.	143,496
1,685		Constellation Brands, Inc., Class A	226,919
1,458	[1]	Coty, Inc. - CL A	5,890
282	[1]	Darling Ingredients, Inc.	8,705
2,616	[1]	Dollar Tree, Inc.	246,872
2,362		Ingredion, Inc.	288,424
2,412		Kenvue, Inc.	39,147
1,803		Kimberly-Clark Corp.	224,185
5,291		Kraft Heinz Co./The	137,778
468		Lamb Weston Holdings, Inc.	27,181
925	[1]	Maplebear, Inc.	34,003
1,187		PepsiCo, Inc.	166,702
5,286		Philip Morris International, Inc.	857,389
4,570		Procter & Gamble Co.	702,181
3,178		Smucker (J.M.) Co.	345,131
155	[1]	The Boston Beer Co., Inc., Class A	32,770
3,244	[1]	US Foods Holding Corp.	248,555
9,089		WalMart, Inc.	936,712
		TOTAL	5,157,358
		Energy—2.3%
649		Cheniere Energy, Inc.	152,502
3,751		Chevron Corp.	582,493
2,063		Civitas Resources, Inc.	67,048
4,304		ConocoPhillips	407,115
2,760		DT Midstream, Inc.	312,046
129		EOG Resources, Inc.	14,463
5,562		EQT Corp.	302,740
9,084		Exxon Mobil Corp.	1,024,221
9,600	[1]	Infinity Natural Resources, Inc.	125,856
10,185		Kinder Morgan, Inc.	288,337
8,678		Ovintiv, Inc.	350,418
1,618		TechnipFMC PLC	63,830
7,161		Williams Cos., Inc.	453,649
		TOTAL	4,144,718
		Financials—8.9%
1,129		Affiliated Managers Group, Inc.	269,188
4,927		AGNC Investment Corp.	48,235
462		American Express Co.	153,458

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
6,404	[1]	American Integrity Insurance Group, Inc.	$ 142,873
1,028		American International Group, Inc.	80,739
3,736	[1]	Arch Capital Group Ltd.	338,967
15,895		Bank of America Corp.	820,023
4,640		Bank of New York Mellon Corp.	505,574
4,343	[1]	Berkshire Hathaway, Inc., Class B	2,183,400
62		BlackRock, Inc.	72,284
739	[1]	Block, Inc.	53,408
56		Cboe Global Markets, Inc.	13,734
617		Charles Schwab Corp.	58,905
20		Chubb Ltd.	5,645
3,190		Citigroup, Inc.	323,785
7,381		Citizens Financial Group, Inc.	392,374
339	[1]	Coinbase Global, Inc.	114,409
8,553		Corebridge Financial, Inc.	274,124
809		Everest Group Ltd.	283,336
410		Fidelity National Information Services, Inc.	27,035
205		First Citizens Bancshares, Inc., Class A	366,778
3,519	[1]	Fiserv, Inc.	453,705
4,496		Global Payments, Inc.	373,528
485		Globe Life, Inc.	69,340
245		Goldman Sachs Group, Inc.	195,106
4,530		Janus Henderson Group PLC	201,630
7,261		JPMorgan Chase & Co.	2,290,337
5,197		MetLife, Inc.	428,077
4,723		MGIC Investment Corp.	133,992
4,794		Morgan Stanley	762,054
5,250	[1]	Neptune Insurance Holdings, Inc., Class A	105,000
255		Old Republic International Corp.	10,830
10,000	[1]	Oportun Financial Corp.	61,700
332	[1]	PayPal Holdings, Inc.	22,264
57		PNC Financial Services Group, Inc.	11,453
1,191		Progressive Corp., OH	294,118
1,626		Prudential Financial, Inc.	168,681
2,142		Regions Financial Corp.	56,485
1,415		RenaissanceRe Holdings Ltd.	359,311
811		S&P Global, Inc.	394,722
1,979		State Street Corp.	229,584
5,293		Synchrony Financial	376,068
1,439		Synovus Financial Corp.	70,626
2,667		The Hartford Insurance Group, Inc.	355,751
2,973		Unum Group	231,240
2,293		VOYA Financial, Inc..	171,516
4,485		Webster Financial Corp. Waterbury	266,588
4,526		Wells Fargo & Co.	379,369
38,656		Western Union Co.	308,861
1,995	[1]	WEX, Inc.	314,272
		TOTAL	15,624,482

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—5.4%
1,559		Abbott Laboratories	$ 208,812
1,745	[1]	AbCellera Biologics, Inc.	8,777
914		Agilent Technologies, Inc.	117,312
380	[1]	Align Technology, Inc.	47,584
236	[1]	Biogen, Inc.	33,059
51	[1]	Bio-Rad Laboratories, Inc., Class A	14,300
5,900	[1]	Boston Scientific Corp.	576,017
11,373		Bristol-Myers Squibb Co.	512,922
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
180		Cardinal Health, Inc.	28,253
3,600	[1]	CG Oncology, Inc.	145,008
256	[1]	Charles River Laboratories International, Inc.	40,054
9		Chemed Corp.	4,030
3,500		Concentra Group Holdings Parent, Inc.	73,255
1,683		Danaher Corp.	333,672
11,989		Dentsply Sirona, Inc.	152,140
4,000	[1]	Dynavax Technologies Corp.	39,720
246		Elevance Health, Inc.	79,488
4,087	[1]	Exact Sciences Corp.	223,600
429	[1]	Exelixis, Inc.	17,718
5,082		Gilead Sciences, Inc.	564,102
1,624	[1]	Globus Medical, Inc.	93,006
1,137		HCA Healthcare, Inc.	484,589
4,750	[1]	Hologic, Inc.	320,577
1,045	[1]	Incyte Genomics, Inc.	88,626
4,000	[1]	Inmode Ltd.	59,600
228	[1]	IQVIA Holdings, Inc.	43,306
7,091		Johnson & Johnson	1,314,813
8,000	[1]	Kyverna Therapeutics, Inc.	48,000
5,000	[1]	LB Pharmaceuticals, Inc.	78,950
5,500	[1]	Legend Biotech Corp., ADR	179,355
466		McKesson Corp.	360,004
2,103		Medtronic PLC	200,290
2,198		Merck & Co., Inc.	184,478
4,328		Pfizer, Inc.	110,277
2,560	[1]	Qiagen NV	114,381
129	[1]	Regeneron Pharmaceuticals, Inc.	72,533
20,000	[1]	Relay Therapeutics, Inc.	104,400
3,000	[1]	Schrodinger, Inc.	60,180
10,000		Simulations Plus, Inc.	150,700
115,000	[1]	Sophia Genetics S.A.	547,400
59		STERIS PLC	14,599
2,500	[1]	Structure Therapeutics, Inc., ADR	70,000
1,094		The Cigna Group	315,345
644		Thermo Fisher Scientific, Inc.	312,353
2,550		UnitedHealth Group, Inc.	880,515
272	[1]	Veeva Systems, Inc.	81,032
52		Zimmer Biomet Holdings, Inc.	5,122
		TOTAL	9,515,262

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—5.2%
18		Allison Transmission Holdings, Inc.	$ 1,528
25,000	[1]	Astroscale Holdings, Inc.	112,603
809		Automatic Data Processing, Inc.	237,442
123	[1]	Avis Budget Group, Inc.	19,751
633	[1]	Boeing Co.	136,620
712		Broadridge Financial Solutions, Inc.	169,577
593	[1]	Builders Firstsource, Inc.	71,901
324		BWX Technologies, Inc.	59,736
851		Caterpillar, Inc.	406,055
32,894		CNH Industrial NV	356,900
967		Crane Co.	178,063
2,686		CSX Corp.	95,380
740		Curtiss-Wright Corp.	401,776
189		Deere & Co.	86,422
429		Eaton Corp. PLC	160,553
584		Emcor Group, Inc.	379,331
2,087		Emerson Electric Co.	273,773
282		FedEx Corp.	66,498
53		Fortive Corp.	2,596
34	[1]	Generac Holdings, Inc.	5,692
3,889		Graco, Inc.	330,409
2,644		Honeywell International, Inc.	556,562
149		Ingersoll-Rand, Inc.	12,310
1,916		J. B. Hunt Transportation Services, Inc.	257,070
4,664		Johnson Controls International PLC	512,807
751	[1]	Leonardo DRS, Inc.	34,095
2,724	[1]	Lyft, Inc.	59,955
275	[1]	Mastec, Inc.	58,523
1,084		Norfolk Southern Corp.	325,644
1,470		Oshkosh Corp.	190,659
1,195		Owens Corning, Inc.	169,045
330		Parker-Hannifin Corp.	250,189
45		Paycom Software, Inc.	9,366
3,453		Pentair PLC	382,454
1,190		Republic Services, Inc.	273,081
1,094		Rockwell Automation, Inc.	382,386
3,134		RTX Corp.	524,412
1,904		Ryder System, Inc.	359,171
182		Southwest Airlines Co.	5,808
6,000	[1]	Sun Country Airlines Holdings, Inc.	70,860
12,000	[1]	Timee, Inc.	119,745
1,984	[1]	United Airlines Holdings, Inc.	191,456
117		United Parcel Service, Inc.	9,773
172		United Rentals North America, Inc.	164,202
944		Valmont Industries, Inc.	366,017
507		Verisk Analytics, Inc.	127,516
448		Westinghouse Air Brake Technologies Corp.	89,811
819		Xylem, Inc.	120,803
		TOTAL	9,176,326

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—5.4%
891		Accenture PLC	$ 219,721
1,705	[1]	Advanced Micro Devices, Inc.	275,852
1,119		Analog Devices, Inc.	274,938
13,000	[1]	Arteris, Inc.	131,300
175	[1]	Ciena Corp.	25,492
1,118	[1]	Cirrus Logic, Inc.	140,074
10,990		Cisco Systems, Inc.	751,936
442	[1]	F5, Inc.	142,850
28	[1]	Fair Isaac & Co., Inc.	41,903
1,953		IBM Corp.	551,058
8,000	[1]	Innoscripta SE	1,105,100
20,621	[1]	Intel Corp.	691,835
2,302	[1]	Keysight Technologies, Inc.	402,666
129	[1]	MA-COM Technology Solutions Holdings, Inc.	16,059
3,810		Marvell Technology, Inc.	320,307
3,277		Micron Technology, Inc.	548,308
34	[1]	MongoDB, Inc.	10,553
2,900	[1]	Nutanix, Inc.	215,731
469	[1]	Okta, Inc.	43,007
2,519	[1]	ON Semiconductor Corp.	124,212
288	[1]	Onto Innovation, Inc.	37,215
10,000	[1]	Pattern Group, Inc.	137,000
985	[1]	PTC, Inc.	199,975
438	[1]	Pure Storage, Inc.	36,709
351	[1]	Qorvo, Inc.	31,969
19,000	[1]	Qualco Group S.A.	122,688
945		Qualcomm, Inc.	157,210
17	[1]	Ralliant Corp.	743
16,000	[1]	Rigaku Holdings Corp.	97,061
83		Roper Technologies, Inc.	41,391
1,275	[1]	Rubrik, Inc.	104,869
2,209		Salesforce, Inc.	523,533
787	[1]	Sandisk Corp.	88,301
653	[1]	SentinelOne, Inc.	11,499
100,000	[1]	Silvaco Group, Inc.	541,000
17,000	[1]	SimilarWeb Ltd.	158,100
105	[1]	Strategy, Inc., Class A	33,832
754	[1]	Super Micro Computer, Inc.	36,147
19	[1]	Teledyne Technologies, Inc.	11,135
998		Texas Instruments, Inc.	183,362
1,585	[1]	Twilio, Inc.	158,643
137	[1]	Tyler Technologies, Inc.	71,673
493	[1]	Unity Software, Inc.	19,740
847		Verisign, Inc.	236,796
807		Western Digital Corp.	96,888
1,015	[1]	Zebra Technologies Corp., Class A	301,617
		TOTAL	9,471,998
		Materials—1.7%
184		Albemarle Corp.	14,919

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
1,144		Aptargroup, Inc.	$ 152,907
229		Avery Dennison Corp.	37,137
862		CF Industries Holdings, Inc.	77,321
3,820		Corteva, Inc.	258,347
3,492		CRH PLC	418,691
1,102		Crown Holdings, Inc.	106,442
1,280		Ecolab, Inc.	350,541
74		Freeport-McMoRan, Inc.	2,902
2,109		International Flavors & Fragrances, Inc.	129,788
1,287	[1]	James Hardie Industries PLC	24,723
1,378		Linde PLC	654,550
15,000	[1]	Lithium Royalty Corp.	66,394
582	[1]	MP Materials Corp.	39,035
37		Newmarket Corp.	30,644
6,560		Newmont Corp.	553,073
122		Packaging Corp. of America	26,587
		TOTAL	2,944,001
		Real Estate—1.6%
1,562		Avalonbay Communities, Inc.	301,732
1,703	[1]	CBRE Group, Inc.	268,325
69		Digital Realty Trust, Inc.	11,929
48		Equinix, Inc.	37,596
17,881		Healthcare Realty Trust, Inc.	322,394
1,318		Public Storage	380,704
3,937		Regency Centers Corp.	287,007
1,566		SBA Communications, Corp.	302,786
2,329		Simon Property Group, Inc.	437,083
339		Sun Communities, Inc.	43,731
4,532		Ventas, Inc.	317,195
4,979		Vornado Realty Trust, LP	201,799
		TOTAL	2,912,281
		Utilities—1.8%
8,976		Clearway Energy, Inc.	241,724
8,804		Clearway Energy, Inc.	248,713
441		Constellation Energy Corp.	145,120
1,355		DTE Energy Co.	191,638
4,346		Duke Energy Corp.	537,817
300		Edison International	16,584
3,987		National Fuel Gas Co.	368,279
9,085		NextEra Energy, Inc.	685,827
3,686		Public Service Enterprises Group, Inc.	307,633
10,758		UGI Corp.	357,811
		TOTAL	3,101,146
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,935,264)	73,415,777
		U.S. TREASURIES—25.4%
		Treasury Inflation-Indexed Note—0.0%
$ 13,633		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,492

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—4.1%
$ 150,000	United States Treasury Bond, 1.375%, 11/15/2040	$ 97,811
760,000	United States Treasury Bond, 1.625%, 11/15/2050	407,390
660,000	United States Treasury Bond, 2.375%, 2/15/2042	488,756
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,444
1,000	United States Treasury Bond, 3.000%, 11/15/2044	782
900,000	United States Treasury Bond, 3.000%, 2/15/2049	673,402
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	847,857
475,000	United States Treasury Bond, 4.250%, 2/15/2054	438,311
2,720,000	United States Treasury Bond, 4.250%, 8/15/2054	2,511,315
370,000	United States Treasury Bond, 4.500%, 2/15/2044	361,789
310,000	United States Treasury Bond, 4.625%, 5/15/2044	307,725
1,200,000	United States Treasury Bond, 4.625%, 2/15/2055	1,179,195
	TOTAL	7,328,777
	U.S. Treasury Note—21.3%
330,000	United States Treasury Note, 0.625%, 7/31/2026	321,563
200,000	United States Treasury Note, 0.875%, 11/15/2030	173,398
675,000	United States Treasury Note, 1.250%, 12/31/2026	654,881
300,000	United States Treasury Note, 1.375%, 11/15/2031	259,636
400,000	United States Treasury Note, 1.500%, 1/31/2027	388,664
200,000	United States Treasury Note, 1.625%, 5/15/2031	178,054
50,000	United States Treasury Note, 2.250%, 11/15/2027	48,607
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,736,762
4,150,000	United States Treasury Note, 2.750%, 7/31/2027	4,084,745
110,000	United States Treasury Note, 3.125%, 8/31/2027	108,975
1,600,000	United States Treasury Note, 3.500%, 9/30/2027	1,596,625
250,000	United States Treasury Note, 3.625%, 3/31/2028	250,048
150,000	United States Treasury Note, 3.875%, 11/30/2027	150,788
1,000,000	United States Treasury Note, 3.875%, 3/15/2028	1,006,286
1,000,000	United States Treasury Note, 3.875%, 4/30/2030	1,006,306
225,000	United States Treasury Note, 3.875%, 6/30/2030	226,390
700,000	United States Treasury Note, 3.875%, 7/31/2030	704,247
340,000	United States Treasury Note, 3.875%, 8/15/2034	334,807
835,000	United States Treasury Note, 4.000%, 7/31/2029	844,212
300,000	United States Treasury Note, 4.125%, 7/31/2028	303,936
760,000	United States Treasury Note, 4.125%, 11/30/2029	772,232
270,000	United States Treasury Note, 4.125%, 3/31/2031	274,359
225,000	United States Treasury Note, 4.125%, 7/31/2031	228,434
1,800,000	United States Treasury Note, 4.125%, 10/31/2031	1,826,474
1,000,000	United States Treasury Note, 4.125%, 2/29/2032	1,013,592
4,600,000	United States Treasury Note, 4.125%, 3/31/2032	4,661,353
600,000	United States Treasury Note, 4.125%, 5/31/2032	607,635
1,000,000	United States Treasury Note, 4.250%, 12/31/2026	1,006,488
600,000	United States Treasury Note, 4.250%, 2/28/2029	611,401
2,600,000	United States Treasury Note, 4.250%, 11/15/2034	2,629,250
1,145,000	United States Treasury Note, 4.375%, 7/31/2026	1,150,635
750,000	United States Treasury Note, 4.500%, 5/31/2029	771,038
750,000	United States Treasury Note, 4.625%, 2/28/2026	752,030
500,000	United States Treasury Note, 4.625%, 4/30/2029	515,903
3,400,000	United States Treasury Note, 4.625%, 2/15/2035	3,533,685

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 750,000	United States Treasury Note, 4.875%, 4/30/2026	$ 754,445
	TOTAL	37,487,884
	TOTAL U.S. TREASURIES (IDENTIFIED COST $46,030,794)	44,827,153
	CORPORATE BONDS—11.3%
	Basic Industry - Chemicals—0.1%
85,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	85,638
	Basic Industry - Metals & Mining—0.1%
60,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	61,529
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	59,097
	TOTAL	120,626
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	122,498
25,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	27,657
60,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	68,488
60,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	62,284
110,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	108,312
100,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	100,978
105,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	105,776
95,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	98,428
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	99,047
	TOTAL	793,468
	Capital Goods - Building Materials—0.0%
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	26,841
25,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	27,138
	TOTAL	53,979
	Capital Goods - Construction Machinery—0.1%
50,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	49,758
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	138,669
	TOTAL	188,427
	Capital Goods - Diversified Manufacturing—0.1%
70,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	45,694
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	59,473
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	20,865
35,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	31,459
	TOTAL	157,491
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	34,910
40,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	41,018
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	37,562
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	39,264
	TOTAL	152,754
	Communications - Cable & Satellite—0.3%
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,594
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	39,627
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	272,726
130,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	121,985
	TOTAL	449,932

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.2%
$ 35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	$ 36,146
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	99,606
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	73,022
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	99,344
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	68,137
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	33,729
	TOTAL	409,984
	Communications - Telecom Wireless—0.2%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	45,645
90,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	60,453
80,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	60,149
50,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	51,089
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	67,090
95,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	89,852
	TOTAL	374,278
	Communications - Telecom Wirelines—0.3%
50,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	49,629
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	206,063
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	69,695
50,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	41,478
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	63,245
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	122,525
	TOTAL	552,635
	Consumer Cyclical - Automotive—0.2%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	141,397
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	47,713
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	78,162
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	102,454
	TOTAL	369,726
	Consumer Cyclical - Retailers—0.1%
30,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	30,062
55,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	53,067
100,000	WalMart, Inc., Sr. Unsecd. Note, 4.100%, 4/28/2027	100,732
	TOTAL	183,861
	Consumer Cyclical - Services—0.1%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	71,108
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	115,305
45,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	45,164
	TOTAL	231,577
	Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	Bacardi-MartinI B.V, Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	104,097
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	151,302
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	36,830
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	22,200
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	123,930
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	41,641
80,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	81,812
45,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	45,615
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	44,846

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 65,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	$ 66,770
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	131,780
	TOTAL	850,823
	Consumer Non-Cyclical - Health Care—0.2%
52,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	39,846
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	66,552
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	61,407
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	71,916
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	54,769
	TOTAL	294,490
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
100,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	84,307
50,000	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	51,485
104,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	107,760
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	79,851
90,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	79,256
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	48,807
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	74,803
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	52,280
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	33,188
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	31,473
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	70,809
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	70,740
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	58,024
71,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	44,188
	TOTAL	886,971
	Consumer Non-Cyclical - Supermarkets—0.1%
90,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	90,812
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	71,324
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	113,969
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	26,653
25,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	27,107
	TOTAL	239,053
	Energy - Independent—0.1%
35,000	Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	35,795
45,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	48,643
	TOTAL	84,438
	Energy - Integrated—0.0%
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	65,984
	Energy - Midstream—0.6%
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	37,476
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,458
65,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	67,082
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,844
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	107,579
100,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	101,747
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	69,699
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	100,365

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 25,000	MPLX LP, Sr. Unsecd. Note, 5.400%, 9/15/2035	$ 25,066
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	36,524
25,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	21,772
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	21,443
50,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	53,224
60,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	54,813
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	133,086
65,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	60,430
75,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	75,330
	TOTAL	1,038,938
	Energy - Refining—0.0%
50,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	43,076
	Financial Institution - Banking—2.4%
25,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	25,443
70,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	72,202
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	119,789
325,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	320,097
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	146,275
75,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	78,431
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,996
75,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	74,204
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	86,520
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	89,222
10,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	10,105
160,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	167,691
85,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	88,780
50,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	52,042
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	104,307
65,000	FNB Corp. (PA), 5.722%, 12/11/2030	66,025
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	97,659
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	242,741
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	100,466
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	91,516
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	296,081
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	93,806
75,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	77,806
75,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	81,418
95,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	95,272
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	78,142
15,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	15,996
290,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	287,518
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	34,897
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	48,016
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	87,501
80,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	83,502
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	134,037
50,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	52,127
20,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	20,326
25,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	26,243

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	$ 42,394
150,000	U.S. Bancorp, 4.967%, 7/22/2033	150,630
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	31,046
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	122,819
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	111,145
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	198,232
	TOTAL	4,252,465
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,897
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	87,033
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	101,532
	TOTAL	229,462
	Financial Institution - Insurance - Health—0.1%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	100,355
150,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	114,171
	TOTAL	214,526
	Financial Institution - Insurance - Life—0.3%
90,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	94,217
35,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	33,087
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	85,110
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	51,108
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	56,251
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	90,623
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	90,088
	TOTAL	500,484
	Financial Institution - Insurance - P&C—0.4%
110,000	Aon North America, Inc., 5.750%, 3/1/2054	110,867
100,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	87,717
30,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,879
100,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	103,865
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	61,029
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	271,434
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	60,117
	TOTAL	724,908
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	133,477
90,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	91,384
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	134,878
70,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	72,905
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,558
	TOTAL	531,202
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	86,852
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	124,039
50,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	50,948
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	69,023
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	100,011
	TOTAL	430,873

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.1%
$ 100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$ 82,186
100,000		Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	99,706
40,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	34,102
		TOTAL	215,994
		Financial Institution - REIT - Retail—0.1%
90,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	99,680
100,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	100,025
		TOTAL	199,705
		Technology—1.2%
115,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	65,520
215,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	154,659
65,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	39,558
80,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	80,481
30,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	30,842
20,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,928
65,000		Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	64,681
65,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,970
5,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,269
45,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	46,168
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	76,985
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,934
55,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	56,356
50,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	49,741
100,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	97,213
110,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	108,251
35,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	33,496
25,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	24,856
40,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	39,704
45,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	45,308
50,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	51,992
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	99,953
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	41,190
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	199,797
105,000		Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	104,750
100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	100,163
50,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	53,774
100,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	90,172
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	109,787
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,120
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	30,882
		TOTAL	2,102,500
		Transportation - Railroads—0.2%
75,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	72,054
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	99,140
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	59,270
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	116,520
		TOTAL	346,984
		Transportation - Services—0.1%
50,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	50,894

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 80,000	FedEx Corp., Sr. Unsecd. Note, 144A, 3.250%, 5/15/2041	$ 59,901
75,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	73,709
	TOTAL	184,504
	Utility - Electric—1.2%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	155,943
70,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	73,621
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	92,161
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	80,168
25,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	27,890
125,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	123,517
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	95,930
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	74,572
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	43,203
100,000	Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	104,888
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	157,351
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,616
125,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	108,098
120,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	102,766
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	91,957
70,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	69,911
235,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	214,668
75,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	77,261
80,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	67,432
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,266
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	99,313
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	118,762
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	99,751
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,386
	TOTAL	2,129,431
	Utility - Natural Gas—0.1%
155,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	151,960
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,433,123)	19,933,959
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
	Commercial Mortgage—0.3%
110,000	Bank 2022-BNK40, Class A4, 3.503%, 3/15/2064	102,160
85,000	Bank, Class A4, 3.488%, 11/15/2050	82,594
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	175,736
35,994	COMM Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	35,521
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	98,118
	TOTAL	494,129
	Federal Home Loan Mortgage Corporation—0.1%
190,306	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	179,990
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $734,698)	674,119
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
200,000	Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $199,120)	197,750

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
$ 1,555		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	$ 1,600
1,083		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,123
3,259		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,370
4,394		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,553
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,262)	10,646
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,383	[3]	Federal National Mortgage Association ARM, 6.594%, 9/1/2037 (IDENTIFIED COST $1,386)	1,442
		PURCHASED PUT OPTIONS—0.1%
200	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $13,323,600, Exercise Price $640, Expiration Date 10/3/2025	5,500
400	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $26,647,200, Exercise Price $620, Expiration Date 10/17/2025	32,600
400	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $26,647,200, Exercise Price $635, Expiration Date 10/17/2025	58,000
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $39,970,800, Exercise Price $650, Expiration Date 10/3/2025	29,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $235,778)	125,200
		INVESTMENT COMPANIES—17.9%
183,006		Emerging Markets Core Fund	1,636,071
482,543		Federated Hermes High Income Bond Fund II, Class P	2,745,672
1,202		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,783
2,401,288		Mortgage Core Fund	20,266,870
768,453		Project and Trade Finance Core Fund	6,869,967
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,833,588)	31,530,363
		REPURCHASE AGREEMENT—0.6%
$1,018,000		Interest in $250,000,000 joint repurchase agreement 4.21%, dated 9/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $250,029,236 on 10/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2046 and the market value of those underlying securities was $257,530,113. (IDENTIFIED COST $1,018,000)	1,018,000
		TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $155,432,013)	171,734,409
		OTHER ASSETS AND LIABILITIES - NET—2.6%[4]	4,553,832
		NET ASSETS—100%	$176,288,241
At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	140	$47,171,250	December 2025	$539,794
United States Treasury Notes 2-Year Long Futures	167	$34,802,539	December 2025	$13,228
United States Treasury Notes 5-Year Long Futures	59	$6,442,523	December 2025	$5,047
United States Treasury Notes 10-Year Ultra Long Futures	15	$1,726,172	December 2025	$3,701
Short Futures:
United States Treasury Notes 10-Year Short Futures	315	$35,437,500	December 2025	$(107,366)
United States Treasury Ultra Bond Short Futures	21	$2,521,312	December 2025	$(70,276)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$384,128
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are funds managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended September 30, 2025, were as follows:
Affiliates	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2025	Shares Held as of 9/30/2025	Dividend Income
Bank Loan Core Fund	$548,535	$12,884	$(551,843)	$2,622	$(12,198)	$—	—	$12,997
Emerging Markets Core Fund	$2,603,116	$104,804	$(1,121,657)	$(63,565)	$113,373	$1,636,071	183,006	$105,115
Federated Hermes High Income Bond Fund II, Class P	$3,250,926	$1,392,081	$(1,950,000)	$(11,587)	$64,252	$2,745,672	482,543	$167,081
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,237	$322	$—	$224	$—	$11,783	1,202	$358
Mortgage Core Fund	$27,825,913	$832,777	$(9,100,000)	$1,579,162	$(870,982)	$20,266,870	2,401,288	$832,989
Project and Trade Finance Core Fund	$6,022,842	$1,286,421	$(500,000)	$71,402	$(10,698)	$6,869,967	768,453	$287,424
TOTAL OF AFFILIATED TRANSACTIONS	$40,262,569	$3,629,289	$(13,223,500)	$1,578,258	$(716,253)	$31,530,363	3,836,492	$1,405,964

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the

Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$70,016,498	$—	$1,008	$70,017,506
International	1,454,180	1,944,091	—	3,398,271
Debt Securities:
U.S. Treasuries	—	44,827,153	—	44,827,153
Corporate Bonds	—	19,933,959	—	19,933,959
Commercial Mortgage-Backed Securities	—	674,119	—	674,119
Foreign Governments/Agency	—	197,750	—	197,750
Mortgage-Backed Securities	—	10,646	—	10,646
Adjustable Rate Mortgages	—	1,442	—	1,442
Purchased Put Options	125,200	—	—	125,200
Investment Companies	24,660,396	—	—	24,660,396
Other Investments[1]	—	—	—	6,869,967
Repurchase Agreement	—	1,018,000	—	1,018,000
TOTAL SECURITIES	$96,256,274	$68,607,160	$1,008	$171,734,409
Other Financial Instruments:[2]
Assets	$561,770	$—	$—	$561,770
Liabilities	(177,642)	—	—	(177,642)
TOTAL OTHER FINANCIAL INSTRUMENTS	$384,128	$—	$—	$384,128

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $6,869,967 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the
PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt